Consolidated Statements of Comprehensive Income (Loss) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Income (loss) for the year		R$ 3,691,904	R$ (1,868,852)	R$ (3,141,626)
Other comprehensive income (loss), net of taxes
Gain (loss) on foreign currency translation of foreign operations		348,503	(309,065)	96,523
Gain (loss) on net investment hedge	[1]	(339,101)	145,328	87,929
Cash flow hedges – effective portion of changes in fair value	[1]	(549,182)	130,600	49,292
Cash flow hedges – reclassified to profit or loss		236,988	242,776	226,290
Debt investments measured at FVTOCI - changes in fair value	[1]	(46,529)
Items that are or may be reclassified subsequently to profit or loss		(349,321)	209,639	460,034
Actuarial gains (losses) on pension and post-employment plans	[1]	(19,763)	(42,225)	44,725
Items that will not be reclassified to profit or loss		(19,763)	(42,225)	44,725
Total comprehensive income (loss), net of taxes		3,322,820	(1,701,438)	(2,636,867)
Attributable to
Controlling shareholders		2,629,236	(1,681,122)	(2,691,426)
Non-controlling interest		R$ 693,584	R$ (20,316)	R$ 54,559

[1]	Items above are stated net of deferred taxes on income and the related taxes are disclosed in note 10.